Segment information (Tables)	12 Months Ended
Jun. 30, 2021
Statement [Line Items]
Schedule of segments of the agriculture
	06.30.21
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	24,368	-	-	5,398	29,766
Costs	(23,515)	(36)	-	(3,724)	(27,275)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278	-	-	-	14,278
Changes in the net realizable value of agricultural products after harvest	(590)	-	-	-	(590)
Gross profit / (loss)	14,541	(36)	-	1,674	16,179
Net gain from fair value adjustment of investment properties	-	5,510	-	-	5,510
Gain from disposal of farmlands	-	1,310	-	-	1,310
General and administrative expenses	(1,372)	(5)	(439)	(360)	(2,176)
Selling expenses	(2,338)	(1)	-	(403)	(2,742)
Other operating results, net	(4,091)	1,751	-	131	(2,209)
Profit / (loss) from operations	6,740	8,529	(439)	1,042	15,872
Share of profit/ (loss) of associates and joint ventures	60	-	-	(120)	(60)
Segment profit / (loss)	6,800	8,529	(439)	922	15,812

Investment properties	11,001	-	-	-	11,001
Property, plant and equipment	32,931	265	-	92	33,288
Investments in associates	598	-	-	219	817
Other reportable assets	17,149	-	-	3,492	20,641
Reportable assets	61,679	265	-	3,803	65,747
	06.30.20
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	25,810	-	-	4,274	30,084
Costs	(22,042)	(38)	-	(2,936)	(25,016)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,925	-	-	-	3,925
Changes in the net realizable value of agricultural products after harvest	986	-	-	-	986
Gross profit / (loss)	8,679	(38)	-	1,338	9,979
Net gain from fair value adjustment of investment properties	-	1,172	-	-	1,172
Gain from disposal of farmlands	-	1,259	-	-	1,259
General and administrative expenses	(1,445)	(5)	(254)	(177)	(1,881)
Selling expenses	(2,727)	(2)	-	(328)	(3,057)
Other operating results, net	683	1,445	-	251	2,379
Profit / (loss) from operations	5,190	3,831	(254)	1,084	9,851
Share of profit of associates and joint ventures	80	-	-	106	186
Segment profit / (loss)	5,270	3,831	(254)	1,190	10,037

Investment properties	6,202	-	-	-	6,202
Property, plant and equipment	31,371	269	-	84	31,724
Investments in associates	629	-	-	439	1,068
Other reportable assets	10,938	497	-	5,251	16,686
Reportable assets	49,140	766	-	5,774	55,680
	06.30.19
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	16,673	-	-	3,300	19,973
Costs	(14,215)	(36)	-	(1,985)	(16,236)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,048	-	-	-	3,048
Changes in the net realizable value of agricultural products after harvest	(65)	-	-	-	(65)
Gross profit / (loss)	5,441	(36)	-	1,315	6,720
Net gain from fair value adjustment of investment properties	-	-	-	-	-
Gain from disposal of farmlands	-	998	-	-	998
General and administrative expenses	(1,451)	(4)	(401)	(170)	(2,026)
Selling expenses	(1,544)	(2)	-	(337)	(1,883)
Other operating results, net	642	367	-	174	1,183
Profit / (loss) from operations	3,088	1,323	(401)	982	4,992
Share of profit/ (loss) of associates and joint ventures	86	-	-	(69)	17
Segment profit / (loss)	3,174	1,323	(401)	913	5,009

Investment properties	3,956	-	-	-	3,956
Property, plant and equipment	30,369	223	-	1,155	31,747
Investments in associates	588	-	-	32	620
Other reportable assets	12,724	-	-	2,914	15,638
Reportable assets	47,637	223	-	4,101	51,961

Schedule of lines of business of groups operations center
	06.30.21
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	29,766	10,114	10,114	39,880	(50)	2,945	(364)	42,411
Costs	(27,275)	(3,448)	(3,448)	(30,723)	70	(3,179)	-	(33,832)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278	-	-	14,278	-	-	189	14,467
Changes in the net realizable value of agricultural products after harvest	(590)	-	-	(590)	-	-	-	(590)
Gross profit	16,179	6,666	6,666	22,845	20	(234)	(175)	22,456
Net gain / (loss) from fair value adjustment of investment properties	5,510	(7,635)	(7,635)	(2,125)	(121)	-	-	(2,246)
Gain from disposal of farmlands	1,310	-	-	1,310	-	-	-	1,310
General and administrative expenses	(2,176)	(3,095)	(3,095)	(5,271)	14	-	90	(5,167)
Selling expenses	(2,742)	(1,511)	(1,511)	(4,253)	21	-	85	(4,147)
Other operating results, net	(2,209)	(157)	(157)	(2,366)	(20)	107	(3)	(2,282)
Profit / (loss) from operations	15,872	(5,732)	(5,732)	10,140	(86)	(127)	(3)	9,924
Share of loss of associates and joint ventures	(60)	(3,988)	(3,988)	(4,048)	(385)	-	(2)	(4,435)
Segment profit / (loss)	15,812	(9,720)	(9,720)	6,092	(471)	(127)	(5)	5,489

Reportable assets	65,748	207,197	207,197	272,945	(1,484)	-	67,707	339,168
Reportable liabilities	-	-	-	-	-	-	(233,275)	(233,275)
Net reportable assets	65,748	207,197	207,197	272,945	(1,484)	-	(165,568)	105,893
	06.30.20
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	30,084	16,731	-	16,731	46,815	(90)	4,655	(312)	51,068
Costs	(25,016)	(4,138)	-	(4,138)	(29,154)	80	(4,851)	-	(33,925)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,925	-	-	-	3,925	-	-	203	4,128
Changes in the net realizable value of agricultural products after harvest	986	-	-	-	986	-	-	-	986
Gross profit	9,979	12,593	-	12,593	22,572	(10)	(196)	(109)	22,257
Net gain from fair value adjustment of investment properties	1,172	50,263	-	50,263	51,435	(395)	-	-	51,040
Gain from disposal of farmlands	1,259	-	-	-	1,259	-	-	-	1,259
General and administrative expenses	(1,881)	(3,367)	-	(3,367)	(5,248)	20	-	81	(5,147)
Selling expenses	(3,057)	(1,849)	-	(1,849)	(4,906)	27	-	29	(4,850)
Other operating results, net	2,379	17	-	17	2,396	28	73	3	2,500
Management fees	-	-	-	-	-	-	(316)	-	(316)
Profit from operations	9,851	57,657	-	57,657	67,508	(330)	(439)	4	66,743
Share of profit of associates and joint ventures	186	10,584	-	10,584	10,770	254	-	36	11,060
Segment profit	10,037	68,241	-	68,241	78,278	(76)	(439)	40	77,803

Reportable assets	55,680	237,299	673,968	911,267	966,947	(1,008)	-	(100,045)	865,894
Reportable liabilities	-	-	(600,580)	(600,580)	(600,580)	-	-	(139,116)	(739,696)
Net reportable assets	55,680	237,299	73,388	310,687	366,367	(1,008)	-	(239,161)	126,198
	06.30.19
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	19,973	22,613	-	22,613	42,586	(140)	5,426	(343)	47,529
Costs	(16,236)	(4,806)	-	(4,806)	(21,042)	102	(5,793)	-	(26,733)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,048	-	-	-	3,048	-	-	203	3,251
Changes in the net realizable value of agricultural products after harvest	(65)	-	-	-	(65)	-	-	-	(65)
Gross profit	6,720	17,807	-	17,807	24,527	(38)	(367)	(140)	23,982
Net loss from fair value adjustment of investment properties	-	(59,291)	-	(59,291)	(59,291)	1,258	-	-	(58,033)
Gain from disposal of farmlands	998	-	-	-	998	-	-	-	998
General and administrative expenses	(2,026)	(4,010)	-	(4,010)	(6,036)	24	(146)	68	(6,090)
Selling expenses	(1,883)	(1,628)	-	(1,628)	(3,511)	9	189	19	(3,294)
Other operating results, net	1,183	(841)	-	(841)	342	282	124	(21)	727
Profit / (loss) from operations	4,992	(47,963)	-	(47,963)	(42,971)	1,535	(200)	(74)	(41,710)
Share of profit / (loss) of associates and joint ventures	17	(9,291)	-	(9,291)	(9,274)	(1,504)	-	-	(10,778)
Segment profit / (loss)	5,009	(57,254)	-	(57,254)	(52,245)	31	(200)	(74)	(52,488)

Reportable assets	51,961	166,976	804,267	971,243	1,023,204	(1,455)	-	215,810	1,237,559
Reportable liabilities	-	-	(692,205)	(692,205)	(692,205)	-	-	(364,991)	(1,057,196)
Net reportable assets	51,961	166,976	112,062	279,038	330,999	(1,455)	-	(149,181)	180,363

Operation Center in Argentina [Member]
Statement [Line Items]
Schedule of lines of business of groups operations center
	06.30.21
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,321	2,764	664	921	376	-	68	10,114
Costs	(865)	(223)	(747)	(1,065)	(317)	-	(231)	(3,448)
Gross profit / (loss)	4,456	2,541	(83)	(144)	59	-	(163)	6,666
Net (loss) / gain from fair value adjustment of investment properties (i)	(20,342)	5,395	6,483	-	6	-	823	(7,635)
General and administrative expenses	(1,432)	(404)	(357)	(426)	(56)	(352)	(68)	(3,095)
Selling expenses	(451)	(199)	(684)	(141)	(26)	-	(10)	(1,511)
Other operating results, net	(126)	7	(13)	(12)	(12)	-	(1)	(157)
(Loss) / Profit from operations	(17,895)	7,340	5,346	(723)	(29)	(352)	581	(5,732)
Share of loss of associates and joint ventures	-	-	(16)	-	(891)	-	(3,081)	(3,988)
Segment (loss) / profit	(17,895)	7,340	5,330	(723)	(920)	(352)	(2,500)	(9,720)

Investment and trading properties	54,317	76,812	55,943	(2)	114	-	2,307	189,491
Property, plant and equipment	289	3,517	-	2,575	-	8	-	6,389
Investment in associates and joint ventures	-	-	-	-	1,916	-	6,994	8,910
Other reportable assets	149	145	1,948	29	-	-	136	2,407
Reportable assets	54,755	80,474	57,891	2,602	2,030	8	9,437	207,197
	06.30.20
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,915	3,542	1,104	3,036	17	-	117	16,731
Costs	(851)	(218)	(1,034)	(1,870)	(18)	-	(147)	(4,138)
Gross profit / (loss)	8,064	3,324	70	1,166	(1)	-	(30)	12,593
Net (loss) / gain from fair value adjustment of investment properties	(3,162)	34,181	18,293	-	-	-	951	50,263
General and administrative expenses	(1,246)	(333)	(342)	(547)	(165)	(562)	(172)	(3,367)
Selling expenses	(1,065)	(126)	(296)	(345)	-	-	(17)	(1,849)
Other operating results, net	26	(39)	(41)	(30)	-	-	101	17
Profit / (Loss) from operations	2,617	37,007	17,684	244	(166)	(562)	833	57,657
Share of profit/ (loss) of associates and joint ventures	-	-	-	-	11,080	-	(496)	10,584
Segment profit/ (loss)	2,617	37,007	17,684	244	10,914	(562)	337	68,241

Investment and trading properties	73,762	92,049	48,320	-	461	-	2,165	216,757
Property, plant and equipment	338	1,699	-	2,918	-	-	-	4,955
Investment in associates and joint ventures	-	-	799	-	3,010	-	10,120	13,929
Other reportable assets	168	184	1,131	39	-	-	136	1,658
Reportable assets	74,268	93,932	50,250	2,957	3,471	-	12,421	237,299
	06.30.19
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	12,828	3,362	1,681	4,435	21	-	286	22,613
Costs	(1,166)	(230)	(793)	(2,385)	(9)	-	(223)	(4,806)
Gross profit	11,662	3,132	888	2,050	12	-	63	17,807
Net (loss) / gain from fair value adjustment of investment properties	(60,952)	1,155	1,062	-	9	-	(565)	(59,291)
General and administrative expenses	(1,420)	(318)	(391)	(738)	(200)	(779)	(164)	(4,010)
Selling expenses	(796)	(148)	(178)	(474)	-	-	(32)	(1,628)
Other operating results, net	(29)	(44)	(447)	172	(19)	-	(474)	(841)
(Loss) / Profit from operations	(51,535)	3,777	934	1,010	(198)	(779)	(1,172)	(47,963)
Share of (loss) of associates and joint ventures	-	-	(56)	-	(5,526)	-	(3,709)	(9,291)
Segment (loss) / profit	(51,535)	3,777	878	1,010	(5,724)	(779)	(4,881)	(57,254)

Investment and trading properties	75,648	44,342	41,693	2,855	406	-	1,595	166,539
Property, plant and equipment	-	2,099	-	279	-	-	-	2,378
Investment in associates and joint ventures	15	86	665	-	(10,847)	-	7,490	(2,591)
Other reportable assets	194	139	277	40	-	-	-	650
Reportable assets	75,857	46,666	42,635	3,174	(10,441)	-	9,085	166,976

Operation Center In Israel [Member]
Statement [Line Items]
Schedule of lines of business of groups operations center
	June 30, 2020
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Reportable assets	229,718	42,191	210,318	5,072	25,015	163,604	675,918
Reportable liabilities	(219,789)	-	(159,326)	-	(164,429)	(58,771)	(602,315)
Reportable assets (liabilities), net	9,929	42,191	50,992	5,072	(139,414)	104,833	73,603
	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Reportable assets	455,745	34,566	164,289	34,002	62,238	53,427	804,267
Reportable liabilities	(353,800)	-	(127,370)	-	(189,891)	(21,144)	(692,205)
Reportable assets (liabilities), net	101,945	34,566	36,919	34,002	(127,653)	32,283	112,062